Share-Based compensation - Equity-settled share-based payment transactions - RSU (Details) - RSU			12 Months Ended
	Jun. 11, 2025 shares director	Jun. 12, 2024 shares director	Dec. 31, 2024 EUR (€) shares € / shares	Jun. 30, 2025 shares
Share-Based Compensation
Granted | shares	146,531	103,642	14,806
Subscription price per share | € / shares			€ 0.1718
Number of RSUs granted on an annual basis | €			€ 130,000
Fair value | € / shares			€ 7.65
Number of directors | director	7	7
Number of outstanding warrants | shares				146,531